Income Taxes (Tables)	6 Months Ended
Jun. 30, 2017
Income Tax Disclosure [Abstract]
Components of Income Tax Provision
The income tax provision consisted of the following:

	Three Months Ended June 30,		Six Months Ended June 30,
(In thousands, except effective tax rate)	2017	2016	2017	2016
Loss before income tax (benefit) expense	$(2,111)	$(43,059)	$(59,302)	$(76,467)
Income tax (benefit) expense	(1,431)	1,878	(2,349)	1,975
Effective tax rate	67.8%	(4.4)%	4.0%	(2.6)%